31. HELD-FOR-SALE ASSETS AND DISCONTINUED OPERATIONS (Details Narrative) - BRL (R$) R$ in Thousands			12 Months Ended
	Feb. 21, 2020	Jan. 24, 2020	Dec. 31, 2020
Held For Sale Assets [Line Items]
Amount of property sold	R$ 120,500
Description of other property sold	Other properties were sold throughout 2020 at the following addresses: Rua Coronel Austriclinio, 914, Centro, Palmares, Pernambuco, sold to Mr. Hallyson Ferreira Lins and Ms. Luciana Keila Silva Ferreira por R$380; Rua Quintino Bocaiuva, Centro, Nova Iguaçu, Rio de Janeiro, sold to Relup 3 Empreendimentos Imobiliários Ltda. for R$4.7 million; Avenida Goiás, 516, quadra 08, Lotes 60 and 56, Setor Central, Goiânia, sold to Jingxiang Utilidades e Bazar EIRELI for R$3. 5 million; Rua Vitorio Nunes da Motta, 160, Enseada do Suá, in the city of Vitória, Espírito Santo, sold to Opus Enseada Empreendimento Imobiliários Ltda. for R$16 million; Avenida Diógenes Chianca, St. 24, Qd. 418, Lt 0118, Agua Fria, João Pessoa, Paraíba, sold to Comar Consultoria Ltda. for R$6.5 million; and, Avenida Madre Benvenuta, 2080, Florianópolis, Santa Catarina, sold to UDESC - Fundação Universidade Estado de Santa Catarina for R$79 million.
PT ventures [member]
Held For Sale Assets [Line Items]
Description of transaction		The transaction amount was US$1 billion, of which: (i) US$699.1 million were paid to Africatel by Sonangol on January 24, 2020; (ii) US$60.9 million were paid to Africatel before the transfer of the shares to PT Ventures; and (iii) US$240 million were paid by Sonangol to Africatel, in installments, from February to July 31, 2020 (totaling R$4,132 million cash received in 2020).
Angolan companies unitel, s.a [member]
Held For Sale Assets [Line Items]
Percentage of ownership interest		25.00%
Multitel servicos de telecomunicacoes lda [member]
Held For Sale Assets [Line Items]
Percentage of ownership interest		40.00%
Samba luxcos [member]
Held For Sale Assets [Line Items]
Percentage of ownership interest			14.00%